RELATED PARTY TRANSACTIONS - Key Management Personnel Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Printing and legal services, outstanding balance	$ 575
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Printing and legal services	6	$ 13
Printing and legal services, outstanding balance	$ 0	$ 0